Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Capital Matters [Abstract]
Actual and required capital amounts and ratios of CFBank

	Actual		Minimum Capital Required-Basel III Phase-In Schedule		Minimum Capital Required-Basel III Fully Phased-In		To Be Well Capitalized Under Applicable Regulatory Capital Standards
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2017
Total Capital to risk weighted assets	$48,271	11.91%	$37,492	9.25%	$42,559	10.50%	$40,532	10.00%

Tier 1 (Core) Capital to risk weighted assets	43,179	10.65%	29,386	7.25%	34,452	8.50%	32,426	8.00%

Common equity tier 1 capital to risk-weighted assets	43,179	10.65%	23,306	5.75%	28,372	7.00%	26,346	6.50%

Tier 1 (Core) Capital to adjusted total assets (Leverage ratio)	43,179	9.37%	18,432	4.00%	18,432	4.00%	23,040	5.00%

	Actual		Minimum Capital Required-Basel III Phase-In Schedule		Minimum Capital Required-Basel III Fully Phased-In		To Be Well Capitalized Under Applicable Regulatory Capital Standards
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2016
Total Capital to risk weighted assets	$45,118	12.46%	$31,256	8.63%	$38,029	10.50%	$36,218	10.00%

Tier 1 (Core) Capital to risk weighted assets	40,556	11.20%	24,013	6.63%	30,785	8.50%	28,974	8.00%

Common equity tier 1 capital to risk-weighted assets	40,556	11.20%	18,580	5.13%	25,353	7.00%	23,542	6.50%

Tier 1 (Core) Capital to adjusted total assets (Leverage ratio)	40,556	9.66%	16,792	4.00%	16,792	4.00%	20,991	5.00%